Leases - Disclosure Of Quantitative Information About Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease liabilities [abstract]
Non-current	¥ 43,016	$ 6,592	¥ 29,124
Current	16,585	$ 2,542	15,363
Lease liabilities	¥ 59,601		¥ 44,487